Summary of Significant Accounting Policies - Schedule of Amortized Over their Estimated Useful Lives (Details)	Dec. 31, 2024
Trademarks [Member]
Schedule of Amortized Over their Estimated Useful Lives [Line Items]
Amortized estimated useful lives	10 years
License [Member]
Schedule of Amortized Over their Estimated Useful Lives [Line Items]
Amortized estimated useful lives	10 years
Minimum [Member] | Software [Member]
Schedule of Amortized Over their Estimated Useful Lives [Line Items]
Amortized estimated useful lives	3 years
Maximum [Member] | Software [Member]
Schedule of Amortized Over their Estimated Useful Lives [Line Items]
Amortized estimated useful lives	10 years